Commitments and Contingencies (Details 3) (USD $) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended
	Jan. 08, 2013 SSH-Evansville Amended complaint item	Dec. 31, 2012 Professional liability claims	Dec. 31, 2012 General liability claims
Commitments and Contingencies
Liability insurance per medical incident or per occurrence		$ 2.0	$ 2.0
Number of case managers identified as plaintiff	2
Number of physicians named as defendants	2
Number of alleged receipts of separate Medicare payments	2